SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based payment arrangement, unvested options, activity
As of December 31, 2023, the Company had the following share options outstanding, of which all the share options either fully vested or expected to vest:

					Assumptions used(1)
	Grant date	Share options	Initial Exercise Price ($)	Vesting date	Risk-free interest rate	Expected Volatility
August 2021 Tranche	Aug-21	129,500	15.60	Sep-23	0.82%	40.8%
August 2021 Tranche	Aug-21	234,000	17.20	Sep-24	0.82%	40.8%
May 2022 Tranche	May-22	12,500	25.00	May-23	2.91%	45.0%
May 2022 Tranche	May-22	17,500	25.00	May-24	2.91%	45.0%
May 2022 Tranche	May-22	20,000	25.00	May-25	2.91%	45.0%
Total		413,500
(1)    The fair value of the share options was calculated using these assumptions as of the grant date using the Black-Scholes option valuation model. The risk-free interest rate was estimated using the interest rate on five-year US treasury rate. The volatility was estimated using historical volatility of share price data. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted in August 2021 and May 2022 Tranches will vest and therefore no forfeitures were assumed. The effect of forfeitures is recognized as incurred.
A summary of option activity under the Share Option Scheme as of December 31, 2023, and changes during the year then ended is presented below:

Options	Shares	Weighted average exercise price per share ($)	Weighted average remaining contractual term (years)	Aggregate Intrinsic Value ($'000)
Outstanding at December 31, 2022 (1)	488,750	12.87
Exercised	(75,250)	8.45
Outstanding at December 31, 2023 (1)	413,500	9.85	2.8	7,945
Exercisable at December 31, 2023 (1)	142,000	8.57	2.7	2,910
(1) The weighted average exercise price has been adjusted by the amount of all dividends declared by the Company in the period, from the date of grant until the date the option is exercised.
Schedule of nonvested share activity
A summary of the status of the Company's nonvested shares as of December 31, 2023, and changes during the year ended December 31, 2023, is presented below.

Nonvested Shares	Shares	Weighted average grant date fair value ($)
Nonvested at December 31, 2022	488,750	17.33
Granted	—	—
Vested	(217,250)	16.14
Forfeited	—	—
Nonvested at December 31, 2023	271,500	18.28